Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Cost	¥ 432,225		¥ 433,064
Accumulated amortization (Note a)	(87,474)		(83,336)
Impairment	(16,907)		(16,907)
Net amount	327,844		332,821		$ 44,914
Amortization expenses for intangible assets	3,778	$ 518	3,778	¥ 3,256
Expected amortization expenses
2025	3,778
2026	3,778
2027	628
2028	0
2029	0
Domain names
Intangible assets, net
Cost	15,004		14,644
Accumulated amortization (Note a)	(15,004)		(14,644)
Trademarks
Intangible assets, net
Cost	24,987		24,987
Accumulated amortization (Note a)	(16,811)		(13,037)
Net amount	8,176		11,950
Payment license
Intangible assets, net
Cost	319,660		319,660
Net amount	¥ 319,660		319,660
Estimated economic life	5 years				5 years
Others
Intangible assets, net
Cost	¥ 72,574		73,773
Accumulated amortization (Note a)	(55,659)		(55,655)
Impairment	(16,907)		(16,907)
Net amount	¥ 8		¥ 1,211